Risk Report - Asset Quality - Financial Assets at amortized Cost (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) primarily driven by Stage 2	€ 64,000
YoY increase (decrease) primarily driven by Stage 2, in percent	9.00%
YoY increase (decrease) of Stage 1 exposures	€ 58,000	€ 19,000
YoY increase (decrease) of Stage 1 exposures, in percent	9.00%	3.00%
YoY increase (decrease) of Stage 2 exposures driven by Brokerage cash margin receivables in IB and Loans at amortized cost in CB	€ 5,000
YoY increase (decrease) of Stage 2 exposures driven by Brokerage cash margin receivables in IB and Loans at amortized cost in CB, in percent	15.00%
YoY increase (decrease) of Stage 1 exposures driven by Cash and central bank balances due to reductions in deposits and short-term borrowings		€ 6,000
YoY increase (decrease) of Stage 1 exposures driven by Cash and central bank balances due to reductions in deposits and short-term borrowings, in percent		1.00%
YoY increase (decrease) of Stage 2 exposures driven by Loans at amortized cost in former CIB		€ 11,000
YoY increase (decrease) of Stage 2 exposures driven by Loans at amortized cost in former CIB, in percent		43.00%
YoY increase (decrease) of Stage 3 exposures driven by new defaults across business divisions, partly offset by a reduction in the POCI loan portfolio	€ 240
YoY increase (decrease) of Stage 3 exposures driven by new defaults across business divisions, partly offset by a reduction in the POCI loan portfolio, in percent	2.00%
YoY increase (decrease) of Stage 3 exposures driven by former CIB, mainly reflecting de-risking activities in our shipping portfolio new defaults across business divisions, partly offset by increase in former PCB driven by the former Postbank business		€ 2,703
YoY increase (decrease) of Stage 3 exposures driven by former CIB, mainly reflecting de-risking activities in our shipping portfolio new defaults across business divisions, partly offset by increase in former PCB driven by the former Postbank business, in percent		28.00%
Allowance for credit losses against financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) mainly driven by Stage 3	€ 51	€ 853
YoY increase (decrease) mainly driven by Stage 3, in percent	1.00%	21.00%
YoY increase decrease of Stage 1 allowances driven by an increase in Loans at Amortized Cost in Investment Bank and Private Bank		€ 5
YoY increase decrease of Stage 1 allowances driven by an increase in Loans at Amortized Cost in Investment Bank and Private Bank, in percent		1.00%
YoY increase (decrease) of Stage 1 allowances	€ 104
YoY increase (decrease) of Stage 1 allowances, in percent	19.00%
YoY increase (decrease) of Stage 2 allowances		€ 156
YoY increase (decrease) of Stage 2 allowances, in percent		32.00%
YoY increase (decrease) of Stage 2 allowances due to the update of the macroeconomic outlook	€ 117
YoY increase (decrease) of Stage 2 allowances due to the update of the macroeconomic outlook, in percent	18.00%
YoY increase (decrease) of Stage 3 allowances driven by new defaults across business divisions and the increase against the existing POCI loan portfolio	€ 169
YoY increase (decrease) of Stage 3 allowances driven by new defaults across business divisions and the increase against the existing POCI loan portfolio, in percent	5.00%
YoY increase (decrease) of Stage 3 allowances driven by former CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions		€ 702
YoY increase (decrease) of Stage 3 allowances driven by former CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions, in percent		23.00%
Existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost	€ 384	€ 446
YoY increase (decrease) of collateral and guarantees held against financial assets as amortized cost in stage 3 driven by PB	€ 325
YoY increase (decrease) of collateral and guarantees held against financial assets as amortized cost in Stage 3 driven by PB, in percent	8.00%
Not recognize allowance for credit losses against Financial assets at amortized cost in Stage 3	€ 1,130	€ 625
Stage 3 coverage ratio (defined as Allowance for credit losses in Stage 3 (excluding POCI) divided by Financial assets at amortized cost in Stage 3 (excluding POCI), in percent	33.00%	34.00%